Submission	Mar. 10, 2026
Submission [Line Items]
Central Index Key	0002002660
Registrant Name	Pershing Square USA, Ltd.
Form Type	N-2
Submission Type	N-2
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A